Consolidated Statements of Changes in Equity - CAD ($) $ in Thousands		Total		Shareholders’ capital	Contributed surplus	Accumulated other comprehensive income	Deficit
Beginning balance at Dec. 31, 2023		$ 3,825,087		$ 6,527,289	$ 193,077	$ 690,917	$ (3,586,196)
Vesting of share awards		1,167		1,167
Repurchase of common shares for cancellation		(222,200)		(390,977)	168,777
Dividends declared		(71,985)					(71,985)
Comprehensive income		638,941	[1]			402,344	236,597
Reclassification of cumulative foreign currency translation of discontinued foreign operations	[1]	0
Ending balance at Dec. 31, 2024		4,171,010		6,137,479	361,854	1,093,261	(3,421,584)
Vesting of share awards		330		330
Repurchase of common shares for cancellation		(29,420)		(65,247)	35,827
Dividends declared		(69,187)					(69,187)
Comprehensive income		(1,683,684)
Comprehensive loss		(817,010)				(213,231)	(603,779)
Reclassification of cumulative foreign currency translation of discontinued foreign operations		(866,674)				(866,674)
Ending balance at Dec. 31, 2025		$ 2,389,049		$ 6,072,562	$ 397,681	$ 13,356	$ (4,094,550)

[1]	Comparative period has been revised to reflect current period presentation